[LOGO OMITTED]

Deutsche Asset Management

Mutual Fund

Semi-Annual Report

                                                                  April 30, 2001

                                          Institutional, Class A, B and C Shares

Global Equity Fund

[LOGO OMITTED]

A Member of the
Deutsche Bank Group

Global Equity Fund
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TABLE OF CONTENTS

     GLOBAL EQUITY FUND
        Schedule of Investments ...........................................   3
        Statement of Assets and Liabilities ...............................   6
        Statement of Operations ...........................................   7
        Statement of Changes in Net Assets ................................   8
        Financial Highlights ..............................................   9
        Notes to Financial Statements .....................................  13



--------------------------------------------------------------------------------
        The Fund is not insured by the FDIC and is not a
        deposit, obligation of or guaranteed by Deutsche
        Bank AG. The Fund is subject to investment
        risks, including possible loss of principal
        amount invested.
--------------------------------------------------------------------------------

Global Equity Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS April 30, 2001 (Unaudited)

    SHARES    SECURITY                           VALUE
    ------    --------                           -----
              INVESTMENTS IN UNAFFILIATED ISSUERS
              COMMON STOCK--94.12%
              AUSTRALIA--0.96%
     4,470    Australia & New Zealand Banking
               Group Ltd. ................... $ 31,985
    20,078    M.I.M. Holdings Ltd. ..........   13,331
                                              --------
                                                45,316
                                              --------
              BELGIUM--0.73%
     1,297    Interbrew 1....................   34,496
                                              --------
              BRAZIL--0.28%
       297    Embraer Aircraft Corp. ADR ....   13,309
                                              --------
              CANADA--4.17%
     1,265    Bank Montreal Quebec ..........   28,994
     2,855    Bombardier Inc. B .............   41,158
     1,333    Manulife Financial Corp. ......   33,593
     1,088    Royal Bank Canada Common ......   30,413
     1,507    Sun Life Financial Services 1..   29,424
       800    Talisman Energy ...............   32,594
                                              --------
                                               196,176
                                              --------
              CHINA--0.26%
       840    China Unicom ADR 1.............   12,138
                                              --------
              CROATIA--0.32%
       700    Zagrebacka Banka GDR 144a 2....   15,079
                                              --------
              DENMARK--1.40%
       860    Novo-Nordisk ..................   32,691
       710    Vestas Wind Systems AS ........   33,146
                                              --------
                                                65,837
                                              --------
              FINLAND--0.81%
     1,700    M-Real Oyj ....................   12,735
       350    Nokia Oyj .....................   11,574
     1,240    Sonera Corp. ..................   13,708
                                              --------
                                                38,017
                                              --------
              FRANCE--9.12%
       510    Aventis SA ....................   39,472
       243    Lafarge SA ....................   23,331
     2,290    Orange SA 1....................   24,119
       239    Pechiney SA--A ................   12,565
       130    Pinault-Printemps-Redoute SA ..   22,370
       197    PSA Peugeot Citroen ...........   56,220
       168    Schneider SA ..................   11,461
       543    Societe Generale--A 1..........   34,997
       210    Suez Lyonnaise des Eaux--Dumex    31,017
       420    Total Fina ELF ................   62,555


    SHARES    SECURITY                           VALUE
    ------    --------                           -----
       160    Unibail ....................... $ 25,391
     1,690    Usinor Sacilor ................   22,069
       418    Vinci SA ......................   24,458
       560    Vivendi Universal .............   38,749
                                              --------
                                               428,774
                                              --------
              GERMANY--2.01%
       600    Bayerische Motoren Werke ......   20,000
       603    Deutsche Post AG ..............   10,216
       680    E. On AG ......................   34,152
       106    Muenchener Rueckversicherungs-
               Gesellschaft AG ..............   30,025
                                              --------
                                                94,393
                                              --------
              HONG KONG--1.10%
       500    China Mobile Ltd. 1............    2,430
    20,000    Cnooc Ltd. 1...................   19,361
    25,700    Legend Holdings Ltd. ..........   20,431
     1,000    Sun Hung Kai Properties Ltd. ..    9,296
                                              --------
                                                51,518
                                              --------
              HUNGARY--0.33%
       327    Otp Bank Rt ...................   15,403
                                              --------
              IRELAND--3.01%
     3,788    Bank of Ireland ...............   36,303
     2,662    CRH PLC .......................   44,793
     1,200    Elan Corp. PLC ADR 1,2.........   60,180
                                              --------
                                               141,276
                                              --------
              ITALY--7.82%
     1,160    Assicurazioni Generali ........   37,434
    11,226    Banca Intesa SPA ..............   42,099
     2,000    Bulgari SPA ...................   23,582
     6,400    Enel SPA ......................   20,880
     9,730    ENI SPA .......................   66,594
     3,230    Riunione Adriatica di
                Sicurta SPA .................   42,524
     3,650    Saipem ........................   23,946
     4,540    Telecom Italia SPA ............   50,432
       600    Tod's SPA .....................   24,628
     7,590    Unicredito Italiano SPA .......   35,798
                                              --------
                                               367,917
                                              --------
              JAPAN--7.44%
       700    Capcom Co Ltd .................   21,759
     1,000    Chugai Pharmaceutical Co. Ltd.    14,854
     1,000    Eisai Co. Ltd. ................   25,661
       300    Fast Retailing ................   64,767
       500    Konami Co. Ltd. ...............   24,001
       100    Nintendo Co., Ltd. ............   16,109
     6,000    Nissan Motor Co. Ltd. .........   41,138
         2    NTT Docomo, Inc. ..............   41,122


See Notes to Financial Statements.
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                                        3
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Global Equity Fund
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SCHEDULE OF INVESTMENTS April 30, 2001 (Unaudited)


    SHARES    SECURITY                           VALUE
    ------    --------                           -----
       700    Sony Corp. .................... $ 52,358
     1,000    Takeda Chemical Industries ....   48,245
                                              --------
                                               350,014
                                              --------
              MEXICO--1.25%
       600    Cemex SA de CV ADR ............   13,902
     2,891    Corp Interamericana Entr ......   10,206
    12,554    Grupo Financiero Banamex ......   23,428
       300    Grupo Televisa SA GDR 1 .......   11,409
                                              --------
                                                58,945
                                              --------
              NETHERLANDS--4.52%
     2,891    Buhrmann NV ...................   47,903
       850    Fortis (NL) NV ................   22,049
       511    ING Groep NV ..................   34,869
     1,640    Koninklijke Ahold NV ..........   50,888
     1,040    Koninklijke KPN NV ............   15,771
       725    Phillips Electronics NV .......   21,281
       830    TNT Post Group NV .............   19,536
                                              --------
                                               212,297
                                              --------
              NORWAY--1.39%
     4,560    Den Norske Bank 1 .............   20,014
     1,640    Gjensidige NOR Sparebank ASA ..   45,168
                                              --------
                                                65,182
                                              --------
              POLAND--0.51%
     1,400    Bank Pekao Sa ADR 144a 1,2 ....   23,800
                                              --------
              PORTUGAL--1.20%
     3,670    Brisa- Auto Estradas de
                Portugal SA .................   34,196
     2,289    Portugal Telecom SA ...........   22,201
                                              --------
                                                56,397
                                              --------
              RUSSIA--0.60%
       372    Lukoil Holding Spon ADR 144a 2    15,475
     1,100    Surgutneftegas Jsc ............   12,540
                                              --------
                                                28,015
                                              --------
              SPAIN--3.02%
     1,100    Banco Popular Espanol SA ......   39,242
       882    Grupo Dragados SA .............   10,892
     1,780    Iberdrola SA ..................   26,243
     2,700    NH Hoteles ....................   35,881
     1,761    Telefonica SA 1 ...............   29,780
                                              --------
                                               142,038
                                              --------
              SWEDEN--1.26%
       776    Getinge Industrier Ab--B ......   12,693
       600    Skanska AB Class B Shares .....   23,367
     5,350    Swedish Match AB ..............   23,389
                                              --------
                                                59,449
                                              --------


    SHARES    SECURITY                           VALUE
    ------    --------                           -----
              SWITZERLAND--1.79%
       105    Kaba Holding AG ............... $ 26,268
        28    Nestle SA .....................   57,975
                                              --------
                                                84,243
                                              --------
              TAIWAN--0.30%
     1,300    United Microelectronics ADR 1 .   14,287
                                              --------
              UNITED KINGDOM--11.38%
     2,550    AWG PLC .......................   20,158
     1,490    Barclays PLC ..................   47,947
       990    BP Amoco PLC ADR ..............   53,539
     8,856    British Aerospace PLC .........   42,132
     1,300    Celltech Group PLC 1 ..........   22,414
     1,520    Diageo PLC ....................   15,931
     3,360    Dixons Group PLC ..............   11,754
     1,836    Glaxosmithkline PLC 1 .........   48,625
     4,069    Matalan PLC ...................   24,395
     5,500    National Power PLC 1 ..........   23,628
     1,100    Powergen PLC 1 ................   11,245
     3,650    Reckitt & Benckiser PLC .......   49,640
     1,943    Royal Bank of Scotland
                Group PLC ...................   44,926
     2,560    Scottish & Southern Energy PLC    21,904
     4,860    Shell Transport & Trading
                Co. PLC .....................   40,575
     1,200    Sunplus Technology ADR 144a 1 .   11,813
       500    Tyco International Ltd. .......   26,685
     5,820    Vodafone Group ................   17,696
                                              --------
                                               535,007
                                              --------
              UNITED STATES--27.14%
     1,400    Alcoa, Inc. ...................   57,960
       760    American International Group,
                Inc. ........................   62,168
       543    Aquila, Inc. 1 ................   16,458
       920    Bank of New York Co., Inc. ....   46,184
     1,640    Cadence Design Systems, Inc. 1.   33,948
       612    Centex Corp. ..................   26,408
     1,230    Citigroup Inc. ................   60,454
       955    CVS Corp. .....................   56,297
       800    Duke Power Co. ................   37,408
       730    Dynegy, Inc. ..................   42,231
       500    Exelon Corp. ..................   34,525
       799    Ford Motor Co. New ............   23,554
       540    Freddie Mac ...................   35,532
     1,005    JP Morgan Chase & Co. .........   48,220
     1,300    John Hancock Financial 1 ......   48,295
       876    Jones Apparel Group, Inc. 1 ...   34,812
       578    L-3 Communications Hldgs. 1 ...   44,650
       350    Lear Corp. 1 ..................   12,600
       600    Lennar Corp. ..................   26,262
       386    Lowe's Cos., Inc. .............   24,318
       500    Masco Corp. ...................   11,500
       300    NRG Energy, Inc. 1 ............   10,725
     1,640    Pfizer, Inc. ..................   71,012
       900    Pharmacia Corp. ...............   47,034


See Notes to Financial Statements.
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                                        4
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Global Equity Fund
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SCHEDULE OF INVESTMENTS April 30, 2001 (Unaudited)


    SHARES    SECURITY                           VALUE
    ------    --------                           -----
     1,970    Philip Morris Cos., Inc. ...... $  98,717
       385    Procter & Gamble Co. ..........    23,119
       900    Qwest Communications
               International, Inc. 1 ........    36,810
       855    Target Corp. ..................    32,875
       360    Texaco, Inc. ..................    26,021
       790    United Technologies Corp. .....    61,683
       650    Verizon Communications ........    35,796
       834    Votorantim Celulose E Papel SA     11,593
       710    Wal-Mart Stores, Inc. .........    36,734
                                              ---------
                                              1,275,903
                                              ---------
TOTAL COMMON STOCK
   (Cost $4,530,583) ........................ 4,425,226
                                              ---------

              PREFERRED STOCK--1.62%
              BRAZIL--0.28%
 2,340,000    Banco Bradesco SA PN ..........    13,344
                                              ---------
              GERMANY--1.34%
        91    Hugo Boss AG ..................    26,865
       110    Porsche AG ....................    35,985
                                              ---------
                                                 62,850
                                              ---------
TOTAL PREFERRED STOCK
   (Cost $76,016) ...........................    76,194
                                              ---------

              OPTIONS--1.07%
   250,000    Japan Currency Option
               (Strike Price of 117.79 and
               Expiration 1/02) .............    11,808
     1,907    Nikkei 225 Index (Options on
               Nikkei Exchange with Strike
               Price of 125.09 and
               Expiration 6/01) .............     1,702
        14    Nikkei 225 Index (Options on
               Nikkei Exchange with Strike
               Price of 128.59 and
               Expiration 9/01) .............    22,192
       736    Nikkei 225 Index (Options on
               Nikkei Exchange with Strike
               Price of 139.94 and
               Expiration 11/01) ............     5,923
     1,110    Nikkei 225 Index (Options on
               Nikkei Exchange with Strike
               Price of 140.22 and
               Expiration 11/01) ............     8,808
                                              ---------
TOTAL OPTIONS
   (Cost $42,667)                                50,433
                                              ---------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $4,649,266)                          4,551,853
                                              ---------


    SHARES    SECURITY                           VALUE
    ------    --------                           -----
              INVESTMENTS IN AFFILIATED
              INVESTMENT COMPANIES
              MUTUAL FUND--3.19%
   150,000    Cash Management Fund
               Institutional ................ $  150,000
                                              ----------
TOTAL INVESTMENTS IN AFFILIATED
   INVESTMENT COMPANIES
   (Cost $150,000) ..........................    150,000
                                              ----------
TOTAL INVESTMENTS
   (Cost $4,799,266) ............... 100.00%  $4,701,853
OTHER ASSETS IN EXCESS
   OF LIABILITIES ..................   0.00           78
                                     ------   ----------
NET ASSETS ......................... 100.00%  $4,701,931
                                     ======   ==========

--------------------------------------------------------------------------------
1 Non-income producing security.
2 144A--Security exempt from registration under 144A of the Security Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. 144A securities comprised of 1.16% of the fund net assets.
Abbreviations:
ADR -- American Depository Receipt.
GDR -- Global Depository Receipt.



 SECTOR DIVERSIFICATION
 As of April 30, 2001
 (percentages are based on market value of total investments in the Fund)

   Financials ...............................   24.19%
   Consumer Discretionary ...................   17.51
   Industrials ..............................   10.43
   Consumer Staples .........................    9.29
   Health Care ..............................    9.24
   Energy ...................................    7.82
   Utilities ................................    7.40
   Telecommunications Services ..............    6.84
   Materials ................................    4.70
   Information Technology ...................    2.58
                                              -------
                                               100.00%
                                              =======

See Notes to Financial Statements.
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                                        5

Global Equity Fund
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STATEMENT OF ASSETS AND LIABILITIES (Unaudited)



                                                                  APRIL 30, 2001

ASSETS
   Investments in unaffiliated issuers, at value
     (cost $4,649,266) ........................................     $ 4,551,853
   Investments in affiliated investment companies,
     at value (cost $150,000) .................................         150,000
                                                                    -----------
   Total investments, at value ................................       4,701,853
   Cash .......................................................          58,226
   Receivable for securities sold .............................          88,895
   Dividends and interest receivable ..........................          12,715
   Unrealized appreciation on forward foreign
     currency contracts .......................................           5,470
   Receivable for foreign taxes withheld ......................             693
   Due from Advisor ...........................................           7,631
   Prepaid expenses and other .................................          41,722
                                                                    -----------
Total assets ..................................................       4,917,205
                                                                    -----------
LIABILITIES
   Payable for options sold (cost $8,813) .....................          11,808
   Payable for securities purchased ...........................         177,235
   Unrealized depreciation on forward foreign
     currency contracts .......................................           1,987
   Accrued expenses and other .................................          24,244
                                                                    -----------
Total liabilities .............................................         215,274
                                                                    -----------
NET ASSETS ....................................................     $ 4,701,931
                                                                    ===========
OMPOSITION OF NET ASSETS
   Paid-in capital ............................................     $ 5,150,000
   Undistributed net investment income ........................           9,938
   Accumulated net realized loss from investment
     and foreign currency transactions ........................        (362,502)
   Net unrealized depreciation on investments
     and foreign currencies ...................................         (95,505)
                                                                    -----------
NET ASSETS ....................................................     $ 4,701,931
                                                                    ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Institutional Shares 1 .....................................     $      9.09
                                                                    ===========
   Class A Shares 2 ...........................................     $     10.42
                                                                    ===========
   Class B Shares 3 ...........................................     $     10.42
                                                                    ===========
   Class C Shares 4 ...........................................     $     10.42
                                                                    ===========

--------------------------------------------------------------------------------
1 Net asset value, redemption price and offering price per share (based on net assets of $4,545,673 and 500,000 shares outstanding and 0.001 par value, unlimited number of shares outstanding authorized).
2 Net asset value and redemption price per share (based on net assets of $52,106 and 5,000 shares outstanding). Maximum offering price per share was $9.62 ($9.09 / 0.945). Maximum offering price per share reflects the effect of the 5.50% front-end sales charge.
3 Net asset value and offering price per share (based on net assets of $52,076 and 5,000 shares outstanding). Redemption value is $9.90 following a 5.00% maximum contingent deferred sales charge.
4 Net asset value and offering price per share (based on net assets of $52,076 and 5,000 shares outstanding). Redemption value is $10.32 following a 1.00% maximum contingent deferred charge.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

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Global Equity Fund
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STATEMENT OF OPERATIONS (Unaudited)

                                                                  FOR THE PERIOD
                                                             DECEMBER 29, 2000 1
                                                          THROUGH APRIL 30, 2001

INVESTMENT INCOME
   Dividends (net of foreign withholding tax of $2,429) .........     $  22,596
   Dividends from affiliated investment companies ...............         2,392
                                                                      ---------
Total investment income .........................................        24,988
                                                                      ---------
EXPENSES
   Professional fees ............................................        22,605
   Administration and services fees .............................        12,873
   Advisory fees ................................................         9,073
   Printing and shareholder reports .............................         8,962
   Registration fees ............................................         5,278
   Trustees fees ................................................         1,710
   Distribution fees:
     Class A Shares .............................................            10
     Class B Shares .............................................            29
     Class C Shares .............................................            29
   Service fees:
     Class B Shares .............................................            10
     Class C Shares .............................................            10
   Miscellaneous ................................................         2,529
                                                                      ---------
Total expenses ..................................................        63,118
Less: fee waivers and/or expense reimbursements .................       (48,068)
                                                                      ---------
Net expenses ....................................................        15,050
                                                                      ---------
NET INVESTMENT INCOME ...........................................         9,938
                                                                      ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
   AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain (loss) from:
     Investment transactions ....................................      (351,233)
     Option transactions ........................................         2,663
     Foreign currency transactions ..............................       (13,322)
     Forward foreign currency transactions ......................          (610)
   Net change in unrealized appreciation/depreciation on
     investments and foreign currencies .........................       (95,505)
                                                                      ---------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  AND FOREIGN CURRENCIES ........................................      (458,007)
                                                                      ---------
NET DECREASE IN NET ASSETS FROM OPERATIONS ......................     $(448,069)
                                                                      =========

--------------------------------------------------------------------------------
1 Institutional Shares began operations on December 29, 2000.Class A, Band C
  Shares began operations on March 30, 2001.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

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Global Equity Fund
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STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

                                                                  FOR THE PERIOD
                                                             DECEMBER 29, 2000 1
                                                          THROUGH APRIL 30, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:
   OPERATIONS:
   Net investment income .....................................      $     9,938
   Net realized loss from investment and
     foreign currency transactions ...........................         (362,502)
   Net change in unrealized appreciation/depreciation
     on investments and foreign currencies ...................          (95,505)
                                                                    -----------
Net decrease in net assets from operations ...................         (448,069)
                                                                    -----------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Institutional Shares ..........        5,000,000
   Net increase resulting from Class A Shares ................           50,000
   Net increase resulting from Class B Shares ................           50,000
   Net increase resulting from Class C Shares ................           50,000
                                                                    -----------
   Net increase in net assets from capital
     share transactions ......................................        5,150,000
                                                                    -----------
Total increase in net assets .................................        4,701,931
                                                                    -----------
NET ASSETS
   Beginning of period .......................................             --
                                                                    -----------
   End of period (including undistributed net
     investment income of $9,938)  ...........................      $ 4,701,931
                                                                    ===========

--------------------------------------------------------------------------------
1 Institutional Shares began operations on December 29, 2000.Class A, Band C
  Shares began operations on March 30, 2001.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

GLOBAL EQUITY FUND INSTITUTIONAL SHARES                           FOR THE PERIOD
                                                             DECEMBER 29, 2000 1
                                                        THROUGH APRIL 30, 2001 2

PER SHARE OPERATING PERFORMANCE:
   NET ASSET VALUE, BEGINNING OF PERIOD ......................      $  10.00
                                                                    --------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .....................................          0.02
   Net realized and unrealized loss on investments
     and foreign currencies ..................................         (0.93)
                                                                    --------
Total from investment operations .............................         (0.91)
                                                                    --------
NET ASSET VALUE, END OF PERIOD ...............................      $   9.09
                                                                    ========
TOTAL INVESTMENT RETURN ......................................         (9.20)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ..................      $  4,546
   Ratios to average net assets:
     Net investment income ...................................          0.65% 3
     Expenses after waivers and/or reimbursements ............          1.15% 3
     Expenses before waivers and/or reimbursements ...........          1.45% 3
   Portfolio turnover rate ...................................            74%

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Unaudited.
3 Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 GLOBAL EQUITY FUND CLASS A SHARES                                FOR THE PERIOD
                                                                MARCH 30, 2001 1
                                                        THROUGH APRIL 30, 2001 2

PER SHARE OPERATING PERFORMANCE:
   NET ASSET VALUE, BEGINNING OF PERIOD ..........................   $ 10.00
                                                                     -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .........................................      0.02
   Net realized and unrealized gain on
     investments and foreign currencies ..........................      0.40
                                                                     -------
Total from investment operations .................................      0.42
                                                                     -------
NET ASSET VALUE, END OF PERIOD ...................................   $ 10.42
                                                                     -------
TOTAL INVESTMENT RETURN ..........................................      4.10%
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (000s omitted) .....................   $    52
   Ratios to average net assets:
      Net investment income ......................................      1.90% 3
      Expenses after waivers and/or reimbursements ...............      1.40% 3
      Expenses before waivers and/or reimbursements ..............      1.85% 3
   Portfolio turnover rate .......................................        74%

--------------------------------------------------------------------------------
1 Comencement of operations.
2 Unaudited.
3 Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 GLOBAL EQUITY FUND CLASS B SHARES                                FOR THE PERIOD
                                                                MARCH 30, 2001 1
                                                        THROUGH APRIL 30, 2001 2

PER SHARE OPERATING PERFORMANCE:
   NET ASSET VALUE, BEGINNING OF PERIOD .........................    $ 10.00
                                                                     -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ........................................       0.01
   Net realized and unrealized gain on
     investments and foreign currencies .........................       0.41
                                                                     -------
Total from investment operations ................................       0.42
                                                                     -------
NET ASSET VALUE, END OF PERIOD ..................................    $ 10.42
                                                                     =======
TOTAL INVESTMENT RETURN .........................................       4.10%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .....................    $    52
   Ratios to average net assets:
     Net investment income ......................................       1.18% 3
     Expenses after waivers and/or reimbursements ...............       2.15% 3
     Expenses before waivers and/or reimbursements ..............       2.59% 3
   Portfolio turnover rate ......................................         74%

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Unaudited.
3 Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Equity Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 GLOBAL EQUITY FUND CLASS C SHARES                                FOR THE PERIOD
                                                                MARCH 30, 2001 1
                                                        THROUGH APRIL 30, 2001 2

PER SHARE OPERATING PERFORMANCE:
   NET ASSET VALUE, BEGINNING OF PERIOD .........................    $ 10.00
                                                                     -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ........................................       0.01
   Net realized and unrealized gain on
     investments and foreign currencies .........................       0.41
                                                                     -------
Total from investment operations ................................       0.42
                                                                     -------
NET ASSET VALUE, END OF PERIOD ..................................    $ 10.42
                                                                     =======
TOTAL INVESTMENT RETURN .........................................       4.10%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) .....................    $    52
   Ratios to average net assets:
     Net investment income ......................................       1.18% 3
     Expenses after waivers and/or reimbursements ...............       2.15% 3
     Expenses before waivers and/or reimbursements ..............       2.59% 3
   Portfolio turnover rate ......................................         74%

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Unaudited.
3 Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Global Equity Fund
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Investment Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as an open-end management investment company. The Trust was organized on July 21, 1986, as a business trust under the laws of the Commonwealth of Massachusetts. Global Equity Fund (the 'Fund') is one of the funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on December 31, 2000.

The Fund consists of four share classes: Class A Shares, Class B Shares and Class C Shares, which began operations March 30, 2001, and Institutional Class, which began operations December 29, 2000.

The Class A, B and C Shares are subject to different sales charges.The Class A Shares have a front-end sales charge and the Class B and C Shares have a contingent deferred sales charge. In addition the Class A Shares have a different distribution fee than the Class B and C Shares.The Institutional Shares have neither a sales charge nor a distribution fee.

B. VALUATION OF SECURITIES
The Fund's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Fund assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends at least annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders.Therefore, no federal income tax provision is required.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

F. FOREIGN CURRENCY TRANSLATION
The books and records of the Fund are maintained in US dollars. All assets and liabilities initially expressed in foreign currencies are converted into US dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the dates of such transactions.

G. FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Fund's investments. The net US dollar value of foreign currencies underlying all contractual commitments held by the Fund and the



--------------------------------------------------------------------------------

Global Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currencies or if the counterparty does not perform under the contract.

H. OPTION CONTRACTS
Upon the purchase of a put option or a call option by the Fund, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

I. FUTURES CONTRACTS
The Fund may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying securities, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

J. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to thefund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

K. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Advisory Agreement with Deutsche Asset Management, Inc. ('DeAM, Inc.' or the 'Advisor'). Under this agreement, the Fund pays DeAM, Inc. a fee computed daily and paid monthly at an annual rate of 0.60% of the Fund's average daily net assets.

The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ('Bankers Trust'), an indirect wholly-owned subsidiary ofDeutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody and shareholder services to the Fund. All of these services are provided in return for a fee computed daily and paid monthly at an annual rate of 0.85% for the Institutional Shares, and 1.00% for Class A, B and C Shares of the average daily net assets of each Class.

The Advisor and Administrator have contractually agreed to waive their fees and reimburse expenses of each Class of Shares through February 28, 2002 to the extent necessary, to limit all expenses as follows:Institutional Shares to 1.15% of the average daily net assets of the Class; Class A Shares to 1.40% of the average daily net assets of the Class; and Class B Shares and Class C Shares to 2.15% of the average daily net assets of each Class.

ICC Distributors, Inc. provides distribution services to the Fund.

The Fund may invest in Cash Management Fund Institutional ('Cash Management'), currently an open-end management investment company managed by Bankers Trust. After April 30, 2001, Cash Management will be managed by DeAM,Inc. Cash Management is offered as a cash management option to the Fund and other accounts managed by Bankers Trust.



--------------------------------------------------------------------------------

Global Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

At April 30, 2001, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this Fund under the credit facility for the six months ended April 30, 2001.

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2001, were $8,288,592 and $3,330,761, respectively.

For federal income tax purposes, the tax basis of investments held at April 30, 2001 was $4,799,266. The aggregate gross unrealized appreciation for all investments at April 30, 2001, was $185,324 and the aggregate gross unrealized depreciation for all investments was $285,732.

NOTE 4--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2001, there was one shareholder who individually held 97% of the outstanding shares of the Global Equity Fund.



NOTE 5--CAPITAL SHARE TRANSACTIONS
At April 30, 2001, there were an unlimited number of shares authorized. Transactions in capital shares were as follows:

                                   Institutional Shares
                            ---------------------------
                                   For the Period Ended
                            December 29, 2000 1 through
                                       April 30, 2001 2
                            ---------------------------
                                   Shares        Amount
                                  -------   -----------
Sold                              500,000   $ 5,000,000
                                  -------   -----------
Net increase                      500,000   $ 5,000,000
                                  =======   ===========

                                         Class A Shares
                               ------------------------
                                   For the Period Ended
                               March 30, 2001 1 through
                                       April 30, 2001 2
                               ------------------------
                                   Shares        Amount
                                  -------       -------
Sold                                5,000       $50,000
                                  -------       -------
Net increase                        5,000       $50,000
                                  =======       =======

                                         Class B Shares
                               ------------------------
                                   For the Period Ended
                               March 30, 2001 1 through
                                       April 30, 2001 2
                               ------------------------
                                   Shares        Amount
                                  -------       -------
Sold                                5,000       $50,000
                                  -------       -------
Net increase                        5,000       $50,000
                                  =======       =======

                                         Class C Shares
                               ------------------------
                                   For the Period Ended
                               March 30, 2001 1 through
                                       April 30, 2001 2
                               ------------------------
                                   Shares        Amount
                                  -------       -------
Sold                                5,000       $50,000
                                  -------       -------
Net increase                        5,000       $50,000
                                  =======       =======

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Unaudited.


--------------------------------------------------------------------------------

Global Equity Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 6--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
On April 30, 2001 the Fund had the following open forward foreign currency contracts outstanding:


                                                                                                        Unrealized
                                                                                                     Appreciation/
                                                                                       Contract       Depreciation
Contracts to Deliver                  In Exchange For      Settlement Date          Value (US$)              (US$)
------------------------------------------------------------------------------------------------------------------
Sales
------------------------------------------------------------------------------------------------------------------
British Pound           8,000    US Dollar       $ 11,478            5/1/01            $ 11,447            $   (31)
British Pound          15,000    US Dollar         21,465            5/2/01              21,468                  3
Mexican New Peso       28,000    US Dollar          3,024            5/2/01               2,975                (49)
Japanese Yen       31,087,000    US Dollar        250,000            5/1/01             251,645              1,645
Japanese Yen       27,600,000    Euro             223,518            5/7/01             223,618                100
Swedish Krona          67,000    US Dollar          6,538            5/3/01               6,553                 15
Brazilian Real         28,777    US Dollar         13,150            5/3/01              13,220                 70
------------------------------------------------------------------------------------------------------------------
                                                                                    Total Sales            $ 1,753
------------------------------------------------------------------------------------------------------------------
Contracts to Receive
------------------------------------------------------------------------------------------------------------------
Purchases
------------------------------------------------------------------------------------------------------------------
Canadian Dollar         4,000    US Dollar       $  2,586            5/1/01            $  2,603            $   (17)
Canadian Dollar         7,900    US Dollar          5,139            5/2/01               5,137                  2
Japanese Yen       31,087,000    US Dollar        253,018            5/1/01             251,645              1,372
Euro                   10,000    US Dollar          8,875            5/3/01               8,885                 (9)
Euro                  250,000    Japanese Yen     223,518            5/7/01             225,399             (1,881)
Singapore Dollar      451,250    US Dollar        250,000           5/17/01             247,737              2,263
Hong Kong Dollar       21,000    US Dollar          2,693            5/3/01               2,693                 --
------------------------------------------------------------------------------------------------------------------
                                                                                Total Purchases            $ 1,730
------------------------------------------------------------------------------------------------------------------
                                                              Total Net Unrealized Appreciation            $ 3,483
------------------------------------------------------------------------------------------------------------------


NOTE 7--CALL AND PUT OPTIONS
Call and Put Options written and related premiums received during the period were as follows:

                                                              Calls--Actual                           Puts--Actual
------------------------------------------------------------------------------------------------------------------
                                           Contracts              Premiums           Contracts           Premiums
------------------------------------------------------------------------------------------------------------------
Options outstanding, December 29, 2000            --                    --                  --                 --
Options written                                4,519                38,517               1,250             17,925
Options closed                                  (250)                 (775)                 --                 --
Options expired                                 (500)               (2,225)               (750)            (1,963)
Options exercised                                 --                    --                  --                 --
------------------------------------------------------------------------------------------------------------------
Options outstanding, April 30, 2001            3,769                35,517                 500             15,962
------------------------------------------------------------------------------------------------------------------


NOTE 8--RISKS OF INVESTING IN FOREIGN SECURITIES
The Fund invests in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include devaluation of currencies, future adverse political and economic developments, lack of liquidity and greater volatility in market prices. This is particularly true with respect to emerging markets in developing countries.





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                                       16

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

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

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Global Equity Fund
Institutional Shares                                      CUSIP #055922587
Class A Shares                                            CUSIP #055922579
Class B Shares                                            CUSIP #055922561
Class C Shares                                            CUSIP #055922553
                                                          1939SA (6/01)
Distributed by:
ICC Distributors, Inc.